Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2019
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Schedule of Trade and Other Receivables

	December 31 2019 $	December 31 2018 $

Trade receivables, net of expected credit losses of $2.2 (2018 – $1.5)	787.3	774.5
Holdbacks, current	20.6	18.7
Lease inducements receivable (note 6)	-	44.0
Other	9.8	40.9

Trade and other receivables	817.7	878.1

Schedule of Gross Trade Receivables Aging Analysis
The aging analysis of gross trade receivables is as follows:

	Total	1–30	31–60	61–90	91–120	121+
	$	$	$	$	$	$

December 31, 2019	789.5	395.9	221.1	63.5	27.8	81.2

December 31, 2018	776.0	355.6	228.7	63.8	43.2	84.7